Balances and Transactions in Foreign Currencies - Balances (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	$ 70,137	$ 59,648
Long-Term Assets	2,492	2,045
Short-Term Liabilities	6,069	6,018
Long-Term Liabilities	146,521	78,198
USD
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	69,612	58,151
Long-Term Assets	1,143	452
Short-Term Liabilities	5,590	5,597
Long-Term Liabilities	122,000	57,075
Euro [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	479	877
Short-Term Liabilities	458	363
Long-Term Liabilities	24,521	21,122
Other currencies [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	46	620
Long-Term Assets	1,349	1,593
Short-Term Liabilities	$ 21	58
Long-Term Liabilities		$ 1